Taxation - Summary of Composition of Income Tax Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax (benefits) expenses	¥ (927)	$ (127)	¥ 850	¥ (12,208)
Deferred income tax (benefits) expenses	48,185	6,601	(44,631)	(12,881)
Income tax (benefits) expenses	¥ 47,258	$ 6,474	¥ (43,781)	¥ (25,089)